CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 217,746	$ 211,370
Short-term Investments	7,944	21,212
Prepaid expenses and other current assets	18,645	8,398
Amounts due from related party	43	41
Deferred tax assets	3,618	1,889
Total current assets	247,996	242,910
Property and equipment, net	35,613	15,775
Deferred tax assets	1,008	659
Rental deposits	3,787	2,391
Goodwill	863	823
Other non-current assets	568	624
Total assets	289,835	263,182
Current liabilities:
Deferred revenue-current (including deferred revenue of the consolidated VIE without recourse to the Company of $61,161 and $79,095 as of December 31, 2010 and 2011, respectively)	79,095	61,161
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $10,184 and $17,482 as of December 31, 2010 and 2011, respectively)	19,753	11,815
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Company of $2,120 and $4,047 as of December 31, 2010 and 2011, respectively)	4,047	2,120
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Company of $1,473 and $1,663 as of December 31, 2010 and 2011, respectively)	1,980	2,374
Deferred income-current (including deferred income of the consolidated VIE without recourse to the Company of $nil and $nil as of December 31, 2010 and 2011, respectively)	371
Total current liabilities	105,246	77,470
Deferred revenue-noncurrent (including deferred revenue of the consolidated VIE without recourse to the Company of $25,020 and $22,309 as of December 31, 2010 and 2011, respectively)	22,309	25,020
Deferred income-noncurrent (including deferred tax liabilities of the consolidated VIE without recourse to the Company of $nil and $nil as of December 31, 2010 and 2011, respectively)	929
Total liabilities	128,484	102,490
Commitments (Note 17)
Equity
Ordinary shares (par value $0.0001 per share; 469,647,160 shares authorized; 138,328,640 and 139,679,890 shares issued; 138,328,640 and 133,505,836 shares outstanding as of December 31, 2010 and 2011, respectively)	14	14
Treasury shares, at cost	(8,846)
Additional paid-in capital	178,058	173,616
Subscription receivable		(155)
Statutory reserves	1,544	523
Accumulated deficits	(8,527)	(12,296)
Accumulated other comprehensive loss	(892)	(1,010)
Total Xueda Education Group shareholders' equity	161,351	160,692
Total liabilities and equity	$ 289,835	$ 263,182